Redeemable Non-Controlling Interests	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Redeemable Non-Controlling Interests
16. Redeemable
Non-Controlling
Interests
In connection with the Company’s acquisition of Tasgen Group on September 6, 2017, the Company also entered into an option agreement with the third party investor of
I-Mab
Tianjin, pursuant to which the Company granted the third party investor an option to subscribe for certain number of Series
A-3
Preferred Shares of the Company at a price that stipulated in the agreement, and at the same time, the third party investor transferred its equity interests in
I-Mab
Tianjin to the Company at the same price (“Series
A-3
Option”). This Series
A-3
can be exercised at any time at the holder’s own discretion or upon the request of the Company if the shareholders of the Company approves an initial public offering. In addition, in the event that the exercise of Series
A-3
Option has not been completed within 6 months after the option holder delivers the share purchase option notice, the Company shall purchase the third party investor’s equity interest in
I-Mab
Tianjin and the Series
A-3
Option at a price that stipulated in the agreement.
Concurrently with the Company’s issuance of Series B Preferred Shares (see Note 13), on September 25, 2017, the Group’s subsidiary
I-MAB
Tianjin entered into a capital increase subscription agreement with Series B Onshore Investors, pursuant to which Series B Onshore Investors subscribed for additional equity in
I-MAB
Tianjin of US$24,444 (equivalent to approximately RMB161,196). On September 25, 2017 and in tandem with the aforementioned
I-Mab
Tianjin’s capital increase subscription agreement, the Company also entered into option agreements with Series B Onshore Investors, pursuant to which the Company granted Series B Onshore Investors options to subscribe for certain numbers of Series
B-1
Preferred Shares of the Company at a price that stipulated in the agreements, and at the same time, the Series B Onshore Investors shall transfer their equity interests in
I-Mab
Tianjin to the Company at the same price (“Series B Option”). The Series B Option can be exercised at any time at the holders’ own discretion or upon the request of the Company if the shareholders of the Company approve an initial public offering. In addition, in the event that the exercise of Series B Option has not been completed within 6 months after the option holders deliver the share purchase option notice, the Company shall purchase the third party investor’s equity interest in
I-Mab
Tianjin and the Series B Option at a price that stipulated in the agreements.
Based on the accounting assessments, the Company considers that the aforementioned Series
A-3
and Series B Options are embedded features of the
non-controlling
interests that are not required to be bifurcated. Since the aforementioned non-controlling
interests in
I-Mab
Tianjin are redeemable at a determinable price, upon occurrence of an event that is not solely within the control of
I-Mab
Tianjin, the aforementioned
non-controlling
interests in
I-Mab
Tianjin are accounted for as redeemable
non-controlling
interests in the Group’s consolidated balance sheets. Subsequently, the redeemable non-controlling
interests should be carried at the higher of (1) the carrying amount after the attribution of net income of the Company and (2) the expected redemption value.
The Series
A-3
Option and Series B Option were exercised by respective holders on June 29, 2018 and July 6, 2018 to acquire 8,361,823 Series
A-3
Preferred Shares and 7,394,189 Series B Preferred Shares, respectively. The transactions were accounted for as equity transactions, and the differences between the carrying amount of redeemable non-controlling
interests of RMB305,708 and the fair value of convertible preferred shares of RMB615,393 that issued was recognized in additional paid-in
capital.

The Group’s redeemable
non-controlling
interest activities for the years ended December 31, 2017, 2018 and 2019 is summarized as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
Beginning balance	—	305,708	—	—
Capital injection by Series B Onshore Investors	161,196	—	—	—
Redeemable non-controlling interests arising from business combination	144,512	—	—	—
Exercise of Series A-3 Option	—	(144,512)	—	—
Exercise of Series B Option	—	(161,196)	—	—

Ending balance	305,708	—	—	—